RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 3 - RELATED PARTY TRANSACTIONS

Accounts and Notes Payable related party

For the years ended December 31, 2024 and 2023, we had $0 and $36,000, respectively, in consulting expense to “I Know a Dude, Inc.” owned by Laya Clark. Mr. Clark is a member of our Board of Directors. As of December 31, 2024 and 2023, we had an outstanding balance due of $122,922 and $113,922, which is included in accounts payable related party.

For the years ended December 31, 2024 and 2023, we incurred $0 and $26,689, respectively, for un-reimbursed business expenses. As of December 31, 2024 and 2023, we had outstanding balances due to Joey Firestone of $24,022 and $26,689, respectively, for un-reimbursed business expenses. As of December 31, 2024 and 2023, we also had an outstanding balance due to Joey Firestone of $5,000 and $40,000, respectively, for consulting services, and $97,187 and $448,203 for salary, respectively, which is included in accounts payable related party.

For the years ended December 31, 2024 and 2023, we had $0 in accounting expense respectively to “The Mosely Group.” owned by Reesa McKenzie. Ms. McKenzie is the sister of Jon McKenzie. As of December 31, 2024 and 2023, we had an outstanding balance due of $0 and $4,500, respectively, which is included in accounts payable related party.

One February 1, 2021 the Company renewed the employment agreement with Joey Firestone with milestone performance bonuses in shares of restricted 144 stock.

On January 1, 2021, the Company entered into a royalty free trademark licensing agreement between Elite Beverage International Corp. and its subsidiary BYLT Performance LLC in consideration for 500,000 (valued at par $0.0001 per share) shares to be issued in the amount of $500 which were issued April 29, 2021.

On May 6, 2022, the Company entered into a lease agreement with its CEO, Joey Firestone, for three cargo vans to be used for delivery and distribution of its products. Mr. Firestone is the guarantor of these vehicles, which he acquired for the sole purpose of the operations of Elite Beverage International. Total initial payments for all three vehicles were $19,000. Each vehicle has a purchase option upon the completion of the lease agreement. See Note 4 for additional details.